Events Occurring After Reporting Date (Additional Information) (Details) - AUD ($)			12 Months Ended
	Aug. 05, 2022	Jul. 15, 2022	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Share options issued			1,353,350,744
Vesting date			five years
Share Options | Employee Equity Plan
Disclosure of non-adjusting events after reporting period [line items]
Share options issued		7,700,000
Share options subscribed		7,700,000
Exercise price per option		$ 0.0543
Share options expiry date		5 years
Vesting date		25% of the Options vest at the end of 12 months following the Offer Date (July 8, 2022), and 75% vest in 12 substantially equal instalments (6.25%) on the last day of each calendar quarter over the 4-year period following the end of the initial 12 months following the Offer Date. The share options expire on the date that is 5 years following each vesting date.
Share Options | Employee Equity Plan | Vest at End of 12 Months Following Offer Date (8 July 2022)
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
Share Options | Employee Equity Plan | Vest in 12 Substantially Equal Instalments
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		75.00%
Share Options | Employee Equity Plan | Last Day of Each Calendar Quarter Over 4 Year Period Following End of Initial 12 Months Following Offer Date
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		6.25%
Share Options | Employee Equity Plan | Key Management Personnel
Disclosure of non-adjusting events after reporting period [line items]
Share options issued		7,500,000
Tax Incentive Refund
Disclosure of non-adjusting events after reporting period [line items]
Research and development tax incentive refund received	$ 2,085,453